Financial assets and liabilities - Movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities
Net (increase)/decrease in cash, cash equivalents and restricted cash per consolidated statement of cash flows	$ (167)	$ 112
Increase in net borrowings and derivative financial instruments	160	163
(Decrease)/increase in net debt	(7)	275
Net debt at January 1,	3,312	3,037
Net debt at December 31,	$ 3,305	$ 3,312